Earnings Per Share - Antidilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Antidilutive shares (in shares)	28,222	4,070	945